CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 14,000	$ 5,541	$ 11,240
Accounts receivable, net	280,000	87,866	104,624
Inventories	536,000	110,724	137,687
Assets held for sale	0	60,964	50
Prepaid expenses and other assets	30,000	10,812	20,621
Total current assets	860,000	275,907	274,222
Property, plant, and equipment, net	2,053,000	530,537	742,946
Intangibles and other assets, net	138,000	94,497	104,760
Total assets	3,051,000	900,941	1,121,928
Current liabilities:
Accounts payable	206,000	62,814	88,412
Accrued liabilities	243,000	205,513	122,435
Current maturities of long-term debt	13,000	30,000	13,310
Liabilities related to assets held for sale	0	2,198	0
Total current liabilities	462,000	300,525	224,157
Long-term debt	2,810,000	1,320,211	1,258,472
Other liabilities	585,000	60,522	50,425
Total liabilities	3,857,000	1,681,258	1,533,054
Commitments and contingencies	0	0	0
Equity:
Paid-in-capital	330,000	233,962	231,489
Retained deficit	(1,109,000)	(987,162)	(631,180)
Accumulated other comprehensive loss	(27,000)	(27,117)	(11,435)
Total deficit	(806,000)	(780,317)	(411,126)
Total liabilities and equity	$ 3,051,000	$ 900,941	$ 1,121,928